MARKETABLE SECURITIES AND ACCRUED INTEREST (Tables)	12 Months Ended
Dec. 31, 2016
Marketable Securities and Accrued Interest [Abstract]
Available-for-sale Securities [Table Text Block]
The following is a summary of available for sale marketable securities:

	December 31, 2015
	Amortized	Unrealized	Unrealized	Fair
	cost	gains	losses	Value
Corporate bonds:
Maturing within one year	$1,997	$-	$(4)	$1,993
Maturing between one to five years	50,700	7	(413)	50,294
Accrued interest	487	-	-	487

	$53,184	$7	$(417)	$52,774

	December 31, 2016
	Amortized	Unrealized	Unrealized	Fair
	cost	gains	losses	Value
Corporate bonds:
Maturing within one year	$6,479	$4	$(5)	$6,478
Maturing between one to five years	29,602	32	(94)	29,540
Accrued interest	300	-	-	300

	$36,381	$36	$(99)	$36,318